Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment

	Balance in December 2021	Additions / depreciation	Write-offs	Transfers	Acquisitions of subsidiary (Note .1.2)	Balance in December 2022

Total cost of property, plant and equipment, gross	49,159,678	6,031,485	(735,593)	-	11,302,035	65,757,605
Commutation/transmission equipment	25,854,454	(4,788)	(129,957)	3,028,504	6,313,024	35,061,237
Fiber optic cables	778,512	-	-	4,884	-	783,396
Leased handsets	2,806,454	752	(17,149)	166,099	920,690	3,876,846
Infrastructure	6,443,285	-	(16,296)	493,409	789,657	7,710,055
Informatics assets	1,756,340	-	(342,836)	31,032	336,161	1,780,697
General use assets	916,845	-	(4,840)	41,503	13,054	966,562
Right of use assets	9,779,327	2,205,253	(223,107)	-	2,929,449	14,690,922
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

Total Accumulated Depreciation	(30,851,278)	(5,052,761)	591,144	-	(7,783,558)	(43,096,453)
Commutation/transmission equipment	(18,187,994)	(2,234,352)	129,196	-	(5,941,968)	(26,235,118)
Fiber optic cables	(522,205)	(61,649)	-	-	-	(583,854)
Leased handsets	(2,534,691)	(155,902)	11,694	-	(919,560)	(3,598,459)
Infrastructure	(4,043,155)	(390,832)	15,654	-	(573,680)	(4,992,013)
Informatics assets	(1,629,730)	(78,418)	369,807	-	(337,265)	(1,675,606)
General use assets	(649,229)	(50,097)	4,397	-	(11,085)	(706,014)
Right of use assets	(3,284,274)	(2,081,511)	60,396	-	-	(5,305,389)
Total property, plant and equipment, net	18,308,400	978,724	(144,449)	-	3,518,477	22,661,152
Commutation/transmission equipment	7,666,460	(2,239,140)	(761)	3,028,504	371,056	8,826,119
Fiber optic cables	256,307	(61,649)	-	4,884	-	199,542
Leased handsets	271,763	(155,150)	(5,455)	166,099	1,130	278,387
Infrastructure	2,400,130	(390,832)	(642)	493,409	215,977	2,718,042
Informatics assets	126,610	(78,418)	26,971	31,032	(1,104)	105,091
General use assets	267,616	(50,097)	(443)	41,503	1,969	260,548
Right of use assets	6,495,053	123,742	(162,711)	-	2,929,449	9,385,533
Land	40,794	-	(992)	-	-	39,802
Construction in progress	783,667	3,830,268	(416)	(3,765,431)	-	848,088

	Balance in December 2020	Additions	Write-offs (i)	Transfers	Balance in December 2021

Total cost of property, plant and equipment, gross	47,429,167	5,572,362	(3,841,851)	-	49,159,678
Commutation/transmission equipment	25,875,916	26,905	(2,920,511)	2,872,144	25,854,454
Fiber optic cables	878,100	-	(125,366)	25,778	778,512
Leased handsets	2,643,336	805	(13,495)	175,808	2,806,454
Infrastructure	6,436,572	-	(511,635)	518,348	6,443,285
Informatics assets	1,770,386	-	(46,584)	32,538	1,756,340
General use assets	902,287	-	(43,401)	57,959	916,845
Right of use assets	8,367,895	1,591,307	(179,875)	-	9,779,327
Land	40,794	-	-	-	40,794
Construction in progress	513,881	3,953,345	(984)	(3,682,575)	783,667

Total Accumulated Depreciation	(29,328,469)	(3,951,760)	2,428,951	-	(30,851,278)
Commutation/transmission equipment	(18,130,526)	(1,983,589)	1,926,121	-	(18,187,994)
Fiber optic cables	(482,613)	(65,669)	26,077	-	(522,205)
Leased handsets	(2,398,217)	(145,661)	9,187	-	(2,534,691)
Infrastructure	(4,018,854)	(408,540)	384,239	-	(4,043,155)
Informatics assets	(1,617,970)	(58,209)	46,449	-	(1,629,730)
General use assets	(637,903)	(48,204)	36,878	-	(649,229)
Right of use assets	(2,042,386)	(1,241,888)	-	-	(3,284,274)
Total property, plant and equipment, net	18,100,698	1,620,602	(1,412,900)	-	18,308,400
Commutation/transmission equipment	7,745,390	(1,956,684)	(994,390)	2,872,144	7,666,460
Fiber optic cables	395,487	(65,669)	(99,289)	25,778	256,307
Leased handsets	245,119	(144,856)	(4,308)	175,808	271,763
Infrastructure	2,417,718	(408,540)	(127,396)	518,348	2,400,130
Informatics assets	152,416	(58,209)	(135)	32,538	126,610
General use assets	264,384	(48,204)	(6,523)	57,959	267,616
Right of use assets	6,325,509	349,419	(179,875)	-	6,495,053
Land	40,794	-	-	-	40,794
Construction in progress (II)	513,881	3,953,345	(984)	(3,682,575)	783,667

(i)	In the year 2021, net write-offs are mainly represented by:

Schedule of right of use in lease

Right-of-use in lease	Network infrastructure	Shops & kiosks & real estate	Land (Network)	Fiber	Total
Balances at December 31, 2021	3,048,509	541,312	1,504,233	1,400,999	6,495,053
Opening balance	2,143,142	-	786,307	-	2,929,449
Additions	1,312,785	243,162	560,755	88,551	2,205,253
Remeasurement	(60,187)	(14,715)	(83,045)	(4,764)	(162,711)
Depreciation	(1,097,799)	(130,549)	(374,459)	(478,704)	(2,081,511)
Balances at December 31, 2022	5,346,450	639,210	2,393,791	1,006,082	9,385,533

Useful life – %	12.25	11.25%	12.12	7.41%

Schedule of depreciation rates
•	Depreciation rates

Annual fee %
Commutation / transmission equipment	08–14.29
Fiber optic cables	4–10
Leased handsets	14.28–50
Infrastructure	4–20
Informatics assets	10–20
General use assets	10–20